Condensed Consolidating Financial Information (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 08, 2010	May 29, 2013 Senior Notes 7375 Percent Due 2020 [Member] [Member]	Mar. 31, 2013 Senior Notes 7375 Percent Due 2020 [Member] [Member]	Mar. 31, 2013 Senior Notes 8875 Percent Due 2019 [Member]	May 16, 2011 Senior Notes 8875 Percent Due 2019 [Member]
Condensed Consolidating Financial Information
Principal amount		$ 292.3	$ 325.0	$ 300.0			$ 300.0
Interest rate (as a percent)	10.50%		10.50%		7.375%	8.875%	8.875%
Equity Method Investment, Ownership Percentage	100.00%